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AXS Esoterica NextG Economy ETF
AXS Esoterica NextG Economy ETF
Investment Objective
The investment objective of the AXS Esoterica NextG Economy ETF (the “Fund”) is to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Esoterica NextG Economy ETF AXS Esoterica NextG Economy ETF
Management fees	0.75%
Distribution and service (Rule 12b-1) fees	none
Other expense	0.77%
Interest expenses	0.01%
All other expenses	0.76%
Total annual fund operating expenses	1.52%
Fees waived and/or expenses reimbursed	(0.76%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.76%	[1]
[1]	The advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 0.75%. This agreement is effective until July 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AXS Esoterica NextG Economy ETF | AXS Esoterica NextG Economy ETF | USD ($)	78	406	757	1,748

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities of companies that are relevant to the fifth generation digital cellular network technology (“5G”) enabled digital economy, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales.

The Fund’s investments may include investments in micro-, small-, medium- and large-capitalization companies. The Fund will concentrate (i.e., invest 25% or more of its assets) in companies in the internet, computer, semiconductor and software industries. The Fund’s foreign investments include developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (‘‘ADRs’’) and Global Depositary Receipts (‘‘GDRs’’)) and securities listed on local foreign exchanges. The Fund may invest up to 20% of its net assets in cash and cash equivalents.

In selecting companies that the sub-advisor, Esoterica Capital LLC (“Esoterica”), believes are relevant to the 5G enabled digital economy, it seeks to identify companies that would benefit by expanding the accessible market for their products and services as a result of the adoption of 5G. Esoterica further believes that companies that are engaged in e-commerce or internet sales, for example, may especially benefit from the adoption of 5G technology due to 5G technology’s increased peak data rates, increased speed of connectivity, and more efficient use of bandwidth such that the maximum amount of data can be transmitted with the fewest transmission errors, relative to existing technology. More efficient and accurate transmission of data may result in a larger available market.

Esoterica constructs the Fund’s portfolio. Esoterica’s process for identifying companies uses both ‘‘top down’’ (thematic research sizing the potential total available market and changes in the underlying technological cycle) and ‘‘bottom up’’ (valuation, fundamental and quantitative measures) approaches. Esoterica’s internal research and analysis utilizes insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that it believes have ramifications for individual companies or entire industries. As part of Esoterica’s top down process, the universe of potential investments are categorized by Esoterica into one of the following groups:

•        Group 1: Infrastructure

The company’s business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the development of 5G communication infrastructure network, including core network, transmission, and radio access network, or cloud computing infrastructure.

•        Group 2: Edge Devices

An edge device is a type of networking device that connects an internal local area network with an external wide area network or the internet. The edge device provides interconnectivity and traffic translation between different networks on their entering edges or the network boundaries. A Group 2 company’s business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the access of 5G networks by end users, including the edge device itself, such as a cellular phone, or a key component within the edge device, such as a baseband processor.

•    Group 3: Services

The company’s business activities, products or services are enabled by the proliferation of 5G infrastructure and edge devices, which can be further categorized into enhanced mobile broadband (“eMBB”), massive machine type communications (“mMTC”), and ultra-reliable low latency communications (“uRLLC”). The possible products and services may include video streaming, cloud gaming, autonomous driving, augmented reality and virtual reality (“AR/VR”), Internet of Things (“IoT”), and remote surgery. Cloud gaming is a type of online gaming that aims to provide smooth and direct playability to end users of games across various devices. Such a service could include making available a host gaming server capable of executing a gaming engine and streaming the gaming data to the client device. IoT is a system of interrelated computing devices, mechanical and digital machines, objects, animals or people that are provided with unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

Esoterica selects investments for the Fund that represent its highest-conviction investment ideas within the above groups, are attractively valued and well-positioned, and which Esoterica believes offer the best risk-reward opportunities.

In managing the Fund’s portfolio, Esoterica may engage in frequent transactions, resulting in a higher portfolio turnover rate. The Fund seeks to participate in gains in the U.S. and foreign markets in all market conditions and will attempt to minimize the impact of market losses during periods of extreme market stress.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Principal Risks of Investing
Performance

The Fund commenced operations and acquired the assets and liabilities of the Esoterica NextG Economy ETF (the “Predecessor Fund”), following the reorganization of the Predecessor Fund on December 16, 2022. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations on December 16, 2022.

The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compare with the average annual total returns of the S&P 500 Index, a broad-based securities index. The Fund also compares its performance with the returns of the MSCI All Country World Index. The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Calendar-Year Total Return (before taxes) for the Fund For each calendar year at NAV

The year-to-date return as of June 30, 2024, was 35.33%.
Highest Calendar Quarter Return at NAV	24.22%	Quarter ended 03/31/2023
Lowest Calendar Quarter Return at NAV	(26.91)%	Quarter ended 06/30/2022

Average Annual Total Returns (for Period Ended December 31, 2023)
Average Annual Returns - AXS Esoterica NextG Economy ETF	Label	1 Year		Since Inception		Inception Date
AXS Esoterica NextG Economy ETF	Return Before Taxes	61.37%		20.41%		Mar. 30, 2020
Return After Taxes on Distributions | AXS Esoterica NextG Economy ETF	Return After Taxes on Distributions	61.37%	[1]	20.41%	[1]	Mar. 30, 2020	[1]
Return After Taxes on Distributions and Sale of Fund Shares | AXS Esoterica NextG Economy ETF	Return After Taxes on Distributions and Sale of Fund Shares	36.33%	[1]	16.40%	[1]	Mar. 30, 2020	[1]
MSCI All Country World IndexSM (reflects no deduction for fees, expenses or taxes)	MSCI All Country World IndexSM(reflects no deduction for fees, expenses or taxes)	22.20%	[2]	15.85%	[2]	Mar. 30, 2020	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	[3]	19.11%	[3]	Mar. 30, 2020	[3]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Fund’s benchmark is the MSCI All Country World IndexSM. The MSCI All Country World IndexSM is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors nearly 3,000 large-and mid-cap stocks in 49 countries. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.
[3]	The Fund also compares its performance with the S&P 500 Index®. The Standard & Poor’s (“S&P”) 500 Index® is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns before taxes do not reflect the effects of any income or capital gains taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.